RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				3 Months Ended	6 Months Ended	9 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 07, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party						$ 602,720
Total expenses incurred		$ 402,936
Advance from related party for expenses incurred on behalf of company		$ 402,936
Advances from related parties	$ 43,900			$ 43,900	$ 43,900	43,900
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 625,000
Repayment of promissory note - related party	$ 602,720
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			$ 10,000
Total expenses incurred				30,000	60,000	20,000
Due to related parties included in accrued expenses				10,000	10,000	10,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Advances from related parties				$ 0	$ 0	$ 0